INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories consist of the following (in millions):

	December 31,
	2016	2015
Finished equipment	$334.7	$429.1
Replacement parts	144.9	168.3
Work-in-process	175.4	190.4
Raw materials and supplies	198.8	275.8
Inventories	$853.8	$1,063.6